2. Investment Securities	12 Months Ended
Dec. 31, 2015
Investment Securities
Note 2. Investment Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2015
U.S. Government sponsored enterprise (GSE) debt securities	$12,832,059	$22,523	$22,139	$12,832,443
Agency mortgage-backed securities (Agency MBS)	10,734,121	0	69,637	10,664,484
Other investments	2,973,000	5,046	4,573	2,973,473
	$26,539,180	$27,569	$96,349	$26,470,400

December 31, 2014
U.S. GSE debt securities	$19,929,061	$50,378	$72,289	$19,907,150
U.S. Government securities	3,997,451	3,486	0	4,000,937
Agency MBS	9,031,661	19,472	12,326	9,038,807
	$32,958,173	$73,336	$84,615	$32,946,894

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2015
States and political subdivisions	$43,354,419	$788,581	$0	$44,143,000

December 31, 2014
States and political subdivisions	$41,810,945	$423,055	$0	$42,234,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to municipal financing transactions directly with the Company.  The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Securities AFS with a book value of $23,566,180 and $32,958,173 and a fair value of $23,496,927 and $32,946,894 at December 31, 2015 and 2014, respectively, were pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law.

Proceeds from sales of securities AFS were $7,019,450 in 2015 and $10,677,626 in 2014 with gains of $22,802 in 2015 compared to $39,144 in 2014 and losses of $5,300 and $11,306 in 2015 and 2014, respectively.

The carrying amount and estimated fair value of securities by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because issuers may call or prepay obligations with or without call or prepayment penalties, pursuant to contractual terms.  Because the actual maturities of Agency MBS usually differ from their contractual maturities due to the right of borrowers to prepay the underlying mortgage loans, usually without penalty, those securities are not presented in the table by contractual maturity date.

The scheduled maturities of debt securities AFS at December 31, 2015 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$3,077,544	$3,086,317
Due from one to five years	12,482,515	12,474,599
Due from five to ten years	245,000	245,000
Mortgage-backed securities	10,734,121	10,664,484
	$26,539,180	$26,470,400

The scheduled maturities of debt securities HTM at December 31, 2015 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$27,731,133	$27,731,000
Due from one to five years	4,015,553	4,213,000
Due from five to ten years	3,149,531	3,347,000
Due after ten years	8,458,202	8,852,000
	$43,354,419	$44,143,000

*Method used to determine fair value rounds values to nearest thousand.

Debt securities AFS with unrealized losses as of the balance sheet dates are presented in the tables below.

	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2015
U.S. GSE debt securities	$6,243,373	$22,139	$0	$0	$6,243,373	$22,139
Agency MBS	10,664,484	69,637	0	0	10,664,484	69,637
Other investments	1,483,427	4,573	0	0	1,483,427	4,573
	$18,391,284	$96,349	$0	$0	$18,391,284	$96,349

December 31, 2014
U.S. GSE debt securities	$6,023,946	$8,548	$5,186,258	$63,741	$11,210,204	$72,289
Agency MBS	3,206,389	12,326	0	0	3,206,389	12,326
	$9,230,335	$20,874	$5,186,258	$63,741	$14,416,593	$84,615

Debt securities in the table above consisted of six U.S. GSE debt securities, twelve Agency MBS and six certificates of deposit (CDs) held for investment at December 30, 2015 compared to ten U.S. GSE debt securities and four Agency MBS at December 31, 2014.  The unrealized losses for all periods presented were principally attributable to changes in prevailing interest rates for similar types of securities and not deterioration in the creditworthiness of the issuer.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2015 and 2014.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB.  The Company obtains much of its wholesale funding from the FHLBB.  As of December 31, 2015 and 2014, the Company’s investment in FHLBB stock was $1,853,500 and $2,744,300, respectively.  As a member of the FHLBB, the Company is also subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan.  During 2015 and 2014, FHLBB exercised capital call options totaling $890,800 and $300,400, respectively, on the Company’s portfolio of FHLBB stock.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2015. The Bank will continue to monitor its investment in FHLBB stock.